INCOME TAX (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Federal income taxes rate	21.00%	21.00%
Operating Loss Carryforwards	$ 1,551,000
Tax Credit Carryforward, Limitations on Use	Under the Tax Cuts and Jobs Act of 2017, the net operating loss carry forwards can be carried forward indefinitely; however, the deductions are limited to 80% of taxable income. The Company’s tax returns for federal and state income taxes for 2025 remain subject to examination by the respective tax jurisdictions.